Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense

Significant components of the income tax expense are as follows (in thousands):

	Year ended December 31,
	2019	2018	2017
Current
Federal	$—	$—	$—
State	1	1	1
Foreign	—	1,698	—
Total current provision	1	1,699	1
Deferred
Federal	—	—	—
State	—	—	—
Total Deferred	—	—	—
Income Tax Expense	$1	$1,699	$1

Reconciliation of U.S. Statutory Federal Income Tax Rate

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to pretax income as a result of the following differences:

	Years Ended December 31,
	2019	2018	2017
Federal statutory rate	21.0%	21.0%	34.0%
Adjustments for tax effects of:
State taxes, net	—%	6.1%	5.7%
Withholding Tax	—%	(3.6)%
Permanent adjustments	(1.4)%	(1.0)%	(4.5)%
Tax Cuts and Jobs Act	—%	—%	(3.7)%
Net operating loss carryovers not recognized	(18.8)%	(22.1)%	(30.4)%
Valuation allowance	1.1%	(5.9)%	(1.0)%
Other	(1.9)%	1.9%	(0.1)%
Effective income tax rate	—%	(3.7)%	—%

Components of Deferred Taxes

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. Significant components of the Company’s deferred taxes are as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Depreciation and amortization	$32	$—
Deferred license revenue	—	10
Share-based compensation	3,793	3,432
Debt discount	79	137
Lease liability	935	644
Accrued liabilities and other	288	1,134
Total deferred tax assets	5,127	5,357
Less valuation allowance	(4,386)	(5,107)
Net deferred tax assets	$741	$250

Deferred tax liabilities:
Right of use asset	$(739)	$—
Depreciation and amortization	—	(250)
Other	(2)	—
Total Deferred tax liabilities	$(741)	$(250)
Net deferred taxes	$—	$—